Exhibit 99
Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	22
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,646,197,309.59	72,484	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$348,000,000.00	0.23000%	January 15, 2015
Class A-2 Notes	$539,900,000.00	0.480%	November 15, 2016
Class A-3 Notes	$474,900,000.00	0.790%	May 15, 2018
Class A-4 Notes	$136,780,000.00	1.290%	April 15, 2019
Class B Notes	$47,350,000.00	1.710%	May 15, 2019
Class C Notes	$31,570,000.00	1.900%	September 15, 2019
Class D Notes	$31,570,000.00	2.400%	July 15, 2020
Total	$1,610,070,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,139,798.30

Principal:
Principal Collections	$19,568,549.88
Prepayments in Full	$11,155,923.20
Liquidation Proceeds	$345,175.82
Recoveries	$104,488.29
Sub Total	$31,174,137.19
Collections	$33,313,935.49

Purchase Amounts:
Purchase Amounts Related to Principal	$179,680.36
Purchase Amounts Related to Interest	$987.78
Sub Total	$180,668.14

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$33,494,603.63

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	22
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$33,494,603.63
Servicing Fee	$546,314.38	$546,314.38	$0.00	$0.00	$32,948,289.25
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$32,948,289.25
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$32,948,289.25
Interest - Class A-3 Notes	$250,000.39	$250,000.39	$0.00	$0.00	$32,698,288.86
Interest - Class A-4 Notes	$147,038.50	$147,038.50	$0.00	$0.00	$32,551,250.36
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,551,250.36
Interest - Class B Notes	$67,473.75	$67,473.75	$0.00	$0.00	$32,483,776.61
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,483,776.61
Interest - Class C Notes	$49,985.83	$49,985.83	$0.00	$0.00	$32,433,790.78
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,433,790.78
Interest - Class D Notes	$63,140.00	$63,140.00	$0.00	$0.00	$32,370,650.78
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,370,650.78
Regular Principal Payment	$29,691,683.56	$29,691,683.56	$0.00	$0.00	$2,678,967.22
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,678,967.22
Residual Released to Depositor	$0.00	$2,678,967.22	$0.00	$0.00	$0.00
Total		$33,494,603.63

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$29,691,683.56
Total					$29,691,683.56
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$29,691,683.56	$62.52	$250,000.39	$0.53	$29,941,683.95	$63.05
Class A-4 Notes	$0.00	$0.00	$147,038.50	$1.08	$147,038.50	$1.08
Class B Notes	$0.00	$0.00	$67,473.75	$1.43	$67,473.75	$1.43
Class C Notes	$0.00	$0.00	$49,985.83	$1.58	$49,985.83	$1.58
Class D Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Total	$29,691,683.56	$18.44	$577,638.47	$0.36	$30,269,322.03	$18.80

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	22

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$379,747,427.08	0.7996366	$350,055,743.52	0.7371146
Class A-4 Notes	$136,780,000.00	1.0000000	$136,780,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$627,017,427.08	0.3894349	$597,325,743.52	0.3709936

Pool Information
Weighted Average APR	3.933%	3.929%
Weighted Average Remaining Term	37.34	36.52
Number of Receivables Outstanding	41,525	40,500
Pool Balance	$655,577,253.25	$623,961,114.67
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$628,620,099.33	$598,454,173.69
Pool Factor	0.3982373	0.3790318

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,230,986.55
Targeted Credit Enhancement Amount	$9,359,416.72
Yield Supplement Overcollateralization Amount	$25,506,940.98
Targeted Overcollateralization Amount	$26,635,371.15
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$26,635,371.15

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,230,986.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,230,986.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,230,986.55

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	22

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		116	$366,809.32
(Recoveries)		83	$104,488.29
Net Losses for Current Collection Period			$262,321.03
Cumulative Net Losses Last Collection Period			$5,250,532.62
Cumulative Net Losses for all Collection Periods			$5,512,853.65

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.48%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.60%	526	$9,964,540.80
61-90 Days Delinquent	0.20%	60	$1,260,909.75
91-120 Days Delinquent	0.04%	12	$230,484.41
Over 120 Days Delinquent	0.09%	23	$540,512.60
Total Delinquent Receivables	1.92%	621	$11,996,447.56

Repossession Inventory:
Repossessed in the Current Collection Period		27	$510,366.43
Total Repossessed Inventory		38	$845,329.44

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4748%
Preceding Collection Period			0.4552%
Current Collection Period			0.4920%
Three Month Average			0.4740%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2369%
Preceding Collection Period			0.1999%
Current Collection Period			0.2346%
Three Month Average			0.2238%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer